EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2014
Pension Plans
Pension Plans

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2014, 2013 and 2012 approximated $4,391,  $4,437 and $4,327, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2014, 2013 and 2012 to these plans were $1,117,  $1,121 and $1,107, respectively.

The Company also contributes to a  multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which is currently under negotiation, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 66.41% funded as of January 1, 2013

The Company’s contributions to such plan: $2,588,  $2,231 and $2,131 in 2014, 2013 and 2012, respectively

Plan status: Critical as of December 31, 2013

Beginning in 2012, the Company received notices from the Bakery, Confectionery, Tobacco Workers and Grain Millers International Union (BC&T) Pension Plan (Plan), a multi-employer defined benefit pension plan for certain Company union employees. The notices indicated that the Plan’s actuary certified the Plan to be in critical status, the “Red Zone”, as defined by the Pension Protection Act (PPA) and the Pension Benefit Guaranty Corporation (PBGC), and that a plan of rehabilitation was adopted by the trustees of the Plan in fourth quarter 2012. The rehabilitation plan, which continues, requires that employer contributions include 5% compounded annual surcharge increases each year for an unspecified period of time beginning January 2013 (in addition to the 5% interim surcharge initiated in June 2012) as well as certain plan benefit reductions. Under the plan of rehabilitation, the Plan is projected to emerge from critical status sometime beyond a 30 year projection period. In the event that a plan does not have the financial resources to ultimately pay benefits at a level specified by law, then it must apply to the PBGC for government financial assistance. The Trustees have advised that neither the PPA nor regulatory guidance currently defines the rehabilitation standards for a plan that is not designed to emerge from critical status within the prescribed 10-year rehabilitation period. Recently enacted legislation (Multiemployer Pension Reform Act of 2014) may also affect the future of this Plan.

The Company was previously advised by the Plan that if the Company had withdrawn from the Plan during 2012 its estimated withdrawal liability would have been $37,200. The Company was recently advised by the Plan that its withdrawal liability would have been $56,400 if it had withdrawn from the Plan during 2014. The increase from 2012 to 2014 principally reflects changes in key actuarial assumptions, principally the effects of a lower interest rates proscribed by PBGC which were partially used to determine the present value of vested benefits, and a change to a more conservative mortality table. Should the Company actually withdraw from the Plan at a future date, a withdrawal liability, which could be higher than the above discussed amounts, could be payable to the Plan.

The Company’s existing labor contract with its BC&T local union commits the Company’s participation in this Plan through third quarter 2017. Pension expense, including surcharges, for the BC&T Plan for 2014 and 2013 was $2,588 and $2,231, respectively. The aforementioned expense includes surcharge increases of $342 and $242 in 2014 and 2013, respectively, related to the contribution increases required under the plan of rehabilitation. The Company is currently unable to determine the ultimate outcome of the above discussed matter and therefore, is unable to determine the effects on its consolidated financial statements, but, the ultimate outcome could be material to its consolidated results of operations in one or more future periods.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2014 and 2013, these investments totaled $71,682 and $63,215, respectively. All gains and losses and related investment income from these investments, which are recorded in other income, net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care benefit plans:

During fourth quarter 2013, the Company restructured and amended its post-retirement health benefits plan provided to corporate office and management employees. These changes resulted in a negative plan amendment, as defined by accounting guidance, resulting in a $10,425 reduction in the Company’s benefit obligation as of December 31, 2013. The plan changes generally limited future annual cost increases in health benefits to 3%, restricted this benefit to current employees with long-term service with the Company, eliminated the Company provided life insurance benefit and required retirees to pay the full cost of life insurance, and eliminated all post-retirement benefits for future employees effective April 1, 2014. Post-retirement benefits liabilities (as amended) were $12,311 and $9,176 at December 31, 2014 and 2013, respectively. The aforementioned increase reflects actuarial losses relating to an 86 basis point decrease in the discount rate (3.83% discount rate used at December 31, 2014) which generally reflects lower market interest rates, and an update of the mortality table based on the Society of Actuaries’ research that indicates that retirees are living longer.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2014 are as follows:

Prior service credit	$(9,449)
Net actuarial loss	(892)
Net amount recognized in accumulated other comprehensive (gain) loss	$(10,341)

The estimated actuarial loss (gain) and prior service credit (gain) to be amortized from accumulated other comprehensive loss (gain) into net periodic benefit cost during 2015 are $(101) and $(1,352), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013
Benefit obligation, beginning of year	$9,176	$27,381
Service cost	342	1,036
Interest cost	423	1,060
Plan amendments	—	(10,425)
Actuarial (gain)/loss	2,611	(9,734)
Benefits paid	(241)	(142)
Benefit obligation, end of year	$12,311	$9,176

Net periodic postretirement benefit cost included the following components:

	2014	2013	2012
Service cost—benefits attributed to service during the period	$342	$1,036	$1,034
Interest cost on the accumulated postretirement benefit obligation	423	1,060	1,113
Net amortization	(1,804)	671	1,036
Net periodic postretirement benefit cost (income)	$(1,039)	$2,767	$3,183

The Company estimates future benefit payments will be $328,  $367,  $412,  $451 and $501 in 2015 through 2019, respectively, and a total of $3,119 in 2020 through 2024. As a result of the plan changes, the Company will no longer qualify for the Medicare Part D retiree drugs subsidy which have historically not been significant.